Infinity Loan ID	Loan Number	REDACTED ID	Loan Number 2	Borrower Name	State	QM/ATR Status	Initial Overall Loan Grade	Final Overall Grade	Final Credit Grade	Final Property Grade	Final Compliance Grade	Material (level 3) TRID exception?	Material (level 3) Non-TRID exception?	Active Material Exceptions	Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	Property Type	Note Date	LTV	CLTV	Occupancy	Purpose	Credit Score	Brwr 1 Yrs in Property	Brwr 1 Occupation	Brwr 1 Yrs on Job	Total Monthly Income	Mortgage History	Cash Out Amount	DTI	FTHB Flag	Loan Doc Type	Loan Status	Review Date
xxx	xxx	999525	xxx	xxx	Not Covered/Exempt	2	2	2	1	1	No	No	*** (WAIVED) Loan does not conform to program guidelines - EV W
COMMENT:   Minimum DSCR requirement as per guideline is 0.70. Citing this as an warning as we have exception approval form in the file approved for DSCR less than 0.70

																	A copy of an exception approval letter is available in the loan file.	Compensating factor : 5 yr PPP and More than 12 moths reserves	Single Family	xxx	xxx	xxx	Investor	Purchase						Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:			Yes	Alternative	QC Complete	03/26/2026
xxx	xxx	334507	xxx	xxx	Not Covered/Exempt	3	2	2	1	1	No	No	*** (CURED) Required Documentation Missing or Incomplete - EV R
COMMENT:   No master policy or HOA Cert is missing.

Resolved 08/09/2022: There is note in loan approval which states that "Per xxx precedent, no HOA master policy/HOA docs required for property type (detached condo)".	*** (WAIVED) Loan does not conform to program guidelines - EV W
COMMENT:   DSCR is 0.62. However, minimum DSCR requirement as per guideline is 0.70.
Exception approval form is available in the loan file.

																	A copy of an exception approval letter is available in the loan file.	Gift funds exceed max allowed. LTV over xxx with DSCR below 0.8 0.25 price adjustment required for exception	Low Rise Condo (1-4 Stories)	xxx	xxx	xxx	Investor	Purchase						Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Multiple Source Docs			Yes	Alternative	QC Complete	03/26/2026
xxx	xxx	797079	xxx	xxx	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Credit report incomplete - EV R
COMMENT:   Borrower is foreign national. Letter of credit from an internationally known financial institution, an international credit report or two consecutive bank statements either US based or foreign with English transaction is missing in file.

																08/08/2022 - Received clarification stating credit report is not required as we have two month consecutive bank statements. Hence condition resolved.			PUD	xxx	xxx	xxx	Investor	Cash Out						Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	xxx			DSCR	QC Complete	03/26/2026
xxx	xxx	423511		xxx	xxx	Not Covered/Exempt	1	1	1	1	1	No	No						Single Family	xxx	xxx	xxx	Investor	Cash Out	xxx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xxx			DSCR	QC Complete	03/26/2026
xxx	xxx	229145	xxx	xxx	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   CU Score is Missing, AVM to be ordered

04/20/2022 - Received AVM the confidence score is 0.1820 which is more than threshold limit. CDA to be ordered.

04/27/2022 - Received CDA. Hence, condition is resolved.

*** (CURED) Credit score does not meet guidelines - EV R
COMMENT:   As per guideline we need 3 bureaus credit score. In the file we only have Equifax and Experian credit scores.
Transunion credit score is missing in the file

5/20/2022 - Received confirmation from client that the In xxx Guidelines Sec 4.6 specifically spells out to use the lower of two
																scores if only two are reporting, loan is still within parameters. Hence condition is resolved.			4 Family	xxx	xxx	xxx	Investor	Refinance	xxx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	04/08/2022
xxx	xxx	709357		xxx	xxx	Not Covered/Exempt	1	1	1	1	1	No	No						Single Family	xxx	xxx	xxx	Investor	Purchase	xxx			5		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	01/05/2022
xxx	xxx	879848		xxx	xxx	Non-QM/Compliant	1	1	1	1	1	No	No						Single Family	xxx	xxx	xxx	Primary	Refinance	xxx	15.33	xxx	27.11	xxx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		42.941%		Alternative	QC Complete	02/24/2022
xxx	xxx	805220	xxx	xxx	Not Covered/Exempt	4	2	2	1	1	No	No	*** (WAIVED) DSCR is less than 1.00 - EV W
COMMENT:   DSCR is 0.81, LTV xxx, Fico score xxx As per guidelines if DSCR <1 , then maximum LTV <=70% & Fico >=700. The loan does not meet guidelines requirement.

																	03/11/2022 - Received revised UW approval with exceptions stating fund to close not to exceed xxx & per credit memo will allow xxx must fund by xxx for 5% LTV due to guideline change for DSCR. Condition has been waived off.	03/11/2022 - Received revised UW approval with exceptions stating fund to close not to exceed xxx & per credit memo will allow xxx must fund by xxx for 5% LTV due to guideline change for DSCR. Condition has been waived off.	PUD	xxx	xxx	xxx	Investor	Purchase	xxx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	02/17/2022
xxx	xxx	224106	xxx	xxx	Non-QM/Compliant	4	1	1	1	1	No	No	*** (CURED) Federal Higher Price Mortgage Loan - EV R
COMMENT:   12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

Higher-Priced Mortgage Loan Test: Charged: 6.903% Allowed: 4.660% Over by: +2.243%

This loan is compliant with regulation 1026.35.

*** (CURED) Qualified Mortgage DTI exceeds 43% - EV R
COMMENT:   DTI exceeds the guidelines limit of 50%.

5/9/2022 - Received confirmation from the client that as per section 5.6 of xxx Guidelines the maximum DTI ratio for any loan is 50% of total income including any asset depletion component rounded down (i.e.: 50.49% rounds to 50%). Hence condition is resolved.

*** (CURED) State Higher Price Mortgage Loan - EV R
COMMENT:   (xxx AB 260, xxx Financial Code Division 1.94995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the xxx Financial Code.

xxx AB 260 Higher-Priced Mortgage Loan Test: Charged: 6.903% Allowed: 4.660% Over By: +2.243%

																This loan is compliant with regulation xxx AB 260, xxx Financial Code Division 1.94995(a)			Single Family	xxx	xxx	xxx	Primary	Cash Out	xxx	11.41	xxx	19.41	xxx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xxx	50.354%		Full Documentation	QC Complete	03/26/2026
xxx	xxx	408702		xxx	xxx	Not Covered/Exempt	1	1	1	1	1	No	No						Single Family	xxx	xxx	xxx	Investor	Cash Out	xxx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xxx			DSCR	QC Complete	02/17/2022
xxx	xxx	330882		xxx	xxx	Non-QM/Compliant	1	1	1	1	1	No	No						Single Family	xxx	xxx	xxx	Primary	Cash Out	xxx	3	xxx	16	xxx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xxx	14.975%		Alternative	QC Complete	04/25/2022
xxx	xxx	453550		xxx	xxx	Non-QM/Compliant	4	1	1	1	1	No	No			*** (CURED) Federal Higher Price Mortgage Loan - EV R COMMENT: 12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z Higher-Priced Mortgage Loan Test: Charged 8.516% Allowed 5.120% Over by +3.396% This loan is compliant with regulation 1026.35.			Single Family	xxx	xxx	xxx	Primary	Cash Out	xxx	16	xxx	30	xxx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xxx	45.585%		Full Documentation	QC Complete	03/26/2026
xxx	xxx	269004		xxx	xxx	Non-QM/Compliant	4	1	1	1	1	No	No			*** (CURED) Final Application Incomplete - EV R COMMENT: 2 year residential history is missing on Final 1003. 06/29/2022 - Received 1003 application and residential history is updated. Hence, condition is resolved. *** (CURED) Federal Higher Price Mortgage Loan - EV R COMMENT: 12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z Higher-Priced Mortgage Loan Test: Charged: 7.235% Allowed: 5.110% Over by: +2.125% This loan is compliant with regulation 1026.35.			PUD	xxx	xxx	xxx	Primary	Cash Out	xxx	7	xxx	20	xxx	Mos Reviewed:24 Times 1X30:1 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xxx	11.831%		Alternative	QC Complete	03/26/2026
xxx	xxx	131229		xxx	xxx	Not Covered/Exempt	1	1	1	1	1	No	No						Low Rise Condo (1-4 Stories)	xxx	xxx	xxx	Investor	Cash Out	xxx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:	xxx			DSCR	QC Complete	05/13/2022
xxx	xxx	865280		xxx	xxx	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: CDA to be ordered as confidence score 0.19 exceeds the guideline limit. 05/09/2022 - Received CDA. Hence, condition is resolved.			Single Family	xxx	xxx	xxx	Investor	Cash Out	xxx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xxx			DSCR	QC Complete	04/20/2022
xxx	xxx	811996	xxx	xxx	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   AVM to be ordered as both CU scores are missing.

04/20/2022 - Received AVM the Confidence Score is 0.1310 and Variance is -12.109% which is more than threshold limit. CDA to be ordered.

																04/27/2022 - Received CDA. Hence, condition is resolved.			2 Family	xxx	xxx	xxx	Investor	Cash Out	xxx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xxx			DSCR	QC Complete	04/14/2022
xxx	xxx	982791		xxx	xxx	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: AVM to be ordered as both CU scores are missing. 05/16/2022 - Received CDA. Hence, condition is resolved.			PUD	xxx	xxx	xxx	Investor	Purchase	xxx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	04/14/2022
xxx	xxx	234503		xxx	xxx	Not Covered/Exempt	1	1	1	1	1	No	No						Single Family	xxx	xxx	xxx	Investor	Purchase	xxx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	04/25/2022
xxx	xxx	886163	xxx	xxx	Non-QM/Compliant	4	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   Both the CU/LCA scores is missing, hence required AVM.

04/28/2022 - Received AVM the Variance is -13.058% which is more than threshold limit. CDA to be ordered.

06/02/2022 - Received CDA. Hence, condition is resolved.

*** (CURED) Federal Higher Price Mortgage Loan - EV R
COMMENT:   12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

Higher-Priced Mortgage Loan Test: Charged 7.285%  Allowed  5.490% Over by  +1.795%.

																This loan is compliant with regulation 1026.35.			Single Family	xxx	xxx	xxx	Primary	Purchase	xxx		xxx	22.08	xxx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		37.179%	Yes	Alternative	QC Complete	03/26/2026
xxx	xxx	891744		xxx	xxx	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: AVM to be ordered as both CU scores are missing. 05/16/2022 - Received CDA. Hence, condition is resolved.			Mid Rise Condo (5-8 Stories)	xxx	xxx	xxx	Investor	Purchase	xxx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	04/15/2022
xxx	xxx	293602	xxx	xxx	Not Covered/Exempt	4	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   Confidence score in the file is 0.14 which is more than the threshold limit. CDA to be ordered.

04/27/2022 - Received CDA. Hence, condition is resolved.

*** (CURED) Hazard Insurance - EV R
COMMENT:   As per hazard insurance Dwelling amount xxx not covering the loan amount xxx. Need updated Hazard insurance or replacement cost.

5/9/2022 - Received confirmation from client that subject is a condo with bare walls coverage so the master policy would include the actual structural coverage while the HO-6 policy that has additional dwelling coverage for the interior fixtures and finishings. Hence condition is resolved.

*** (CURED) Loan does not conform to program guidelines - EV R
COMMENT:   DSCR in the file is 0.67. As per guideline (xxx) minimum acceptable DSCR is 0.70.

																5/9/2022 - Received confirmation from client that For the negative DSCR, this loan was submitted (xxx) prior to the new practices (xxx) of tiered adjustments for negative DSCR and was allowed to close under the practice at that time. Hence condition resolved.			Low Rise Condo (1-4 Stories)	xxx	xxx	xxx	Investor	Purchase						Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:			No	Alternative	QC Complete	03/26/2026
xxx	xxx	971791	xxx	xxx	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   CDA to be ordered as provided AVM reflects confidence score as 0.11 which is greater than 0.10.

																05/09/2022 - Received CDA. Hence, condition is resolved.			PUD	xxx	xxx	xxx	Investor	Purchase						Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:			Yes	Alternative	QC Complete	04/21/2022
xxx	xxx	984014	xxx	xxx	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Final Application Incomplete - EV R
COMMENT:   In final 1003 uniform residential loan application — Lender Loan Information section missing in the file.

4/26/2022 - Not Resolved - Received final 1003 but Lender Loan Information section missing in the document received

																07/21/2022 - Lender Loan Information received. Hence, exception is resolved.			Single Family	xxx	xxx	xxx	Investor	Purchase	xxx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	04/12/2022
xxx	xxx	384405	xxx	xxx	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   SeBoth the CU scores are missing in the file. AVM to be ordered.

04/20/2022 - Received AVM. Hence, condition is resolved.

*** (CURED) Hazard Insurance - EV R
COMMENT:   Dwelling coverage in the file is xxx and Replacement cost 100% = xxx total dwelling cost. Loan amount is xxx. Need updated Hazard Insurance to cover the loan amount.

6/8/2022 - Received client confirmation that Loan closed xxx and condo master policy was good until xxx, policy was in effect at time of closing. Hence condition is resolved.

*** (CURED) Missing Required Disclosures - EV R
COMMENT:   The property type is condominium and Condo Questionnaire is missing in the file.

4/26/2022 - Received HOA certification document and condition is resolved

*** (CURED) Required Documentation Missing or Incomplete  - EV R
COMMENT:   Flood Insurance policy for the subject property missing in the file

																4/26/2022 - Received flood insurance document and condition is resolved			High Rise Condo (>=9 Stories)	xxx	xxx	xxx	Investor	Purchase						Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:			No	Alternative	QC Complete	03/26/2026
xxx	xxx	823799		xxx	xxx	Not Covered/Exempt	1	1	1	1	1	No	No						PUD	xxx	xxx	xxx	Investor	Purchase						Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:			Yes	Alternative	QC Complete	04/12/2022
xxx	xxx	824182		xxx	xxx	Not Covered/Exempt	1	1	1	1	1	No	No						Single Family	xxx	xxx	xxx	Investor	Cash Out	xxx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xxx			DSCR	QC Complete	05/13/2022
xxx	xxx	932556	xxx	xxx	Not Covered/Exempt	4	2	2	1	1	No	No	*** (WAIVED) Credit score does not meet guidelines - EV W
COMMENT:   3/11/2022: Credit score entered as xxx for pricing purposes only. The credit score is xxx which is below minimum required. Management exception given.(UW loan approval - #4)

																	08/08/2022 - Exception approval is received including compensating factors.	Per xxx ok for xxx FICO Low LTV: xxx Purchase DSCR positive cash flow No mortgage lates in last 12 months.	Single Family	xxx	xxx	xxx	Investor	Purchase	xxx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			Yes	DSCR	QC Complete	03/26/2026
xxx	xxx	754298	xxx	xxx	Not Covered/Exempt	4	1	1	1	1	No	No	*** (CURED) Borrower Identity Missing - EV R
COMMENT:   Missing documentations such as Green Card, Work Visa or Passport for non-permanent resident alien borrower to verify.

07/27/2022 - Loan was closed under our ITIN program which only required the ITIN card/letter and a US based ID and we have the ITIN card and A CDL. Hence, exception is resolved.

*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   In AVM document amount value variance is more than the limit, hence require CDA document to verify

05/09/2022 - Received CDA. Hence, condition is resolved.

*** (CURED) Credit score does not meet guidelines - EV R
COMMENT:   Equifax credit score missing in the file. As per guideline borrower is required credit scores from all the three repositories.

6/29/2022 - Received client confirmation that as per xxx Guidelines Sec 4.6 specifically spells out to use the lower of two scores if only two are reporting, loan is still within parameters. Hence, condition is resolved.

*** (CURED) Required Documentation Missing or Incomplete  - EV R
COMMENT:   4506-C Missing In File 12 Month Bank Statement Program.

																08/05/2022 - 4506 not required with bank statement program. Hence, exception is resolved.			2 Family	xxx	xxx	xxx	Investor	Purchase	xxx		xxx	18.56	xxx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		28.844%	Yes	Alternative	QC Complete	03/26/2026
xxx	xxx	914290		xxx	xxx	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: AVM to be ordered as CU risk scores are missing. 04/20/2022 - Received AVM. Hence, condition is resolved.			Manufactured Housing	xxx	xxx	xxx	Investor	Purchase	xxx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	04/15/2022
xxx	xxx	111105	xxx	xxx	Non-QM/Compliant	4	1	1	1	1	No	No	*** (CURED) Federal Higher Price Mortgage Loan - EV R
COMMENT:   12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

Higher-Priced Mortgage Loan Test: Charged 7.002% Allowed  5.420%   Over-by +1.582%

This loan is compliant with regulation 1026.35.

*** (CURED) State Higher Price Mortgage Loan - EV R
COMMENT:   This loan failed the xxx COMAR higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of xxx Regulations (COMAR).

xxx COMAR Higher-Priced Mortgage Loan Test: Charged  7.002% Allowed  5.420%   Over-by +1.582%

																This loan is compliant with regulation xxx COMAR, Code of xxx Regulations (COMAR).			Single Family	xxx	xxx	xxx	Primary	Purchase	xxx		xxx	13	xxx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		41.892%	Yes	Alternative	QC Complete	03/26/2026
xxx	xxx	960983	xxx	xxx	Non-QM/Compliant	4	1	1	1	1	No	No	*** (CURED) Borrower Identity Missing - EV R
COMMENT:   Both the borrowers B1 and B2 are Non - Permanent Resident Alien. As per guideline a valid passport or photo identification from their country of residence is required

5/9/2022 - Received confirmation from the client that Loan is an ITIN loan where the only required documents are a US based ID (driver’s license) and then the ITIN letter or card verifying the number.  We do not have a separate requirement for additional identification on this particular program. Hence condition is resolved. Citizenship as ITIN-Legal Residency not validated.

*** (CURED) Credit score does not meet guidelines - EV R
COMMENT:   Minimum FICO Score required is xxx for Primary occupancy, With LTV xxx. The FICO score of the loan is xxx with rate is xxx.
As per guideline we require 3 bureaus credit score. For B1 Equifax credit score is missing.

5/20/2022 - Received confirmation from client that File grading is determined by the score of the highest earner of the borrowers per Sec 4.6.  Sec 4.6 also allows for moving forward if only two credit scores are provided.  We would not automatically default to B2’s credit if a score is not reporting nor would we ascribe credit grading to a borrower who was not providing income for qualification. Hence condition is resolved.

*** (CURED) Federal Higher Price Mortgage Loan - EV R
COMMENT:   12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

Higher-Priced Mortgage Loan Test: Charged   6.933%         Allowed      5.420%         Over by        +1.513%

This loan is compliant with regulation 1026.35.

*** (CURED) State Higher Price Mortgage Loan - EV R
COMMENT:   (xxx AB 260, xxx Financial Code Division 1.94995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the xxx Financial Code.

xxx AB 260 Higher-Priced Mortgage Loan Test: Charged    6.933%       Allowed      5.420%         Over by  +1.513%.

																This loan is compliant with regulation xxx AB 260, xxx Financial Code Division 1.94995(a)			Single Family	xxx	xxx	xxx	Primary	Purchase	xxx		xxx	12.16	xxx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		13.945%	Yes	Alternative	QC Complete	03/26/2026
xxx	xxx	468954	xxx	xxx	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) The Credit LOX is missing - EV R
COMMENT:   Need LOX from borrower for the declaration in application that the borrowers have financial liability and a party to a lawsuit. Need documents regarding the same.

Resolved 08/11/2022: A copy of letter of explanation from borrower is provided.

*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   CDA to be ordered as confidence score is 0.18 which exceeds the guideline limit.

04/27/2022 - Received CDA. Hence, condition is resolved.

*** (CURED) Required Documentation Missing or Incomplete  - EV R
COMMENT:   Condo Questionnaire document is missing in the file,

																06/08/2022 - HOA Certificate received. Hence, condition resolved.			Low Rise Condo (1-4 Stories)	xxx	xxx	xxx	Investor	Purchase	xxx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	03/26/2026
xxx	xxx	538499		xxx	xxx	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Incomplete or Data not complete - EV R COMMENT: AVM to be ordered as both CU scores are missing 5/23/2022 - Received AVM and condition is resolved.			Single Family	xxx	xxx	xxx	Investor	Purchase	xxx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	05/13/2022
xxx	xxx	706749		xxx	xxx	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: AVM to be ordered as both CU scores are missing. 05/27/2022 - Received CDA. Hence, condition is resolved.			Single Family	xxx	xxx	xxx	Investor	Cash Out	xxx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xxx			DSCR	QC Complete	05/13/2022
xxx	xxx	432187		xxx	xxx	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: AVM to be ordered as both CU scores are missing. 5/23/2022 - Received AVM and condition is resolved.			Single Family	xxx	xxx	xxx	Investor	Purchase	xxx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		43.279%	No	Full Documentation	QC Complete	05/16/2022
xxx	xxx	451068		xxx	xxx	Not Covered/Exempt	1	1	1	1	1	No	No						Single Family	xxx	xxx	xxx	Investor	Purchase	xxx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			Yes	Alternative	QC Complete	04/22/2022
xxx	xxx	693909	xxx	xxx	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   Both The CU/LCA Scores Are Missing . AVM to be ordered.

05/16/2022 - Received CDA. Hence, condition is resolved.

*** (CURED) Assets do not meet guidelines - EV R
COMMENT:   The transaction is Purchase transaction and Cash from borrower required xxx. Assets are not available in the file.

5/9/2022 - Received confirmation from client that per Credit Memo from xxx Head of Credit dated March 1st, 2022, on DSCR loans proof of funds is not required at LTV’s of xxx and less as well as xxx or less at any LTV.  Loan closed at LTV of xxx so closing funds not required. Hence, exception is resolved.

*** (CURED) Missing Required Disclosures - EV R
COMMENT:   Master Policy missing in the file.

4/27/2022 - Not Resolved - Received Master policy but start date and end date of the policy is missing , Coverage is missing.

5/20/2022 - Received Master policy and confirmation from client the Master condo policy reflecting start and end dates, flood and building coverage.  The general expiration is xxx but the flood is xxx for Location xxx (Phase xxx) as indicated on pg 3 and on separate flood policy being uploaded.  We could not locate “walls-in” language so the HO-6 policy has a dwelling amount of xxx which meets the 20% URAR value dwelling coverage requirement for interior fixtures and appointments that the master policy may not cover. Hence condition is resolved

*** (CURED) Required Documentation Missing or Incomplete  - EV R
COMMENT:   Flood insurance for the subject property missing in the file.

4/27/2022 - Not Resolved - Received confirmation from the client that Flood Insurance is covered in the Condo Master Policy. Received condo master policy is incomplete.

																5/20/2022 - Received Master policy and confirmation from client the Master condo policy reflecting start and end dates, flood and building coverage. The general expiration is xxx but the flood is xxx for Location xxx (Phase xxx) as indicated on pg 3 and on separate flood policy being uploaded. We could not locate “walls-in” language so the HO-6 policy has a dwelling amount of xxx which meets the 20% URAR value dwelling coverage requirement for interior fixtures and appointments that the master policy may not cover. Hence condition is resolved			Low Rise Condo (1-4 Stories)	xxx	xxx	xxx	Investor	Purchase	xxx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	04/14/2022
xxx	xxx	103964		xxx	xxx	Not Covered/Exempt	1	1	1	1	1	No	No						PUD	xxx	xxx	xxx	Investor	Purchase	xxx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	04/27/2022
xxx	xxx	581267	xxx	xxx	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   Both CU score are missing. AVM to be ordered

5/23/2022 - AVM received and confidence score in the AVM is 0.22 which is more than the threshold limit of 0.10. CDA to be ordered.

																05/27/2022 - Received CDA. Hence, condition is resolved.			Single Family	xxx	xxx	xxx	Investor	Cash Out	xxx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xxx			DSCR	QC Complete	05/17/2022
xxx	xxx	914579		xxx	xxx	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: AVM to be ordered as CU Scores are missing 05/27/2022 - Received CDA. Hence, condition is resolved.			High Rise Condo (>=9 Stories)	xxx	xxx	xxx	Investor	Purchase						Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:			Yes	Alternative	QC Complete	05/13/2022
xxx	xxx	779132		xxx	xxx	Not Covered/Exempt	1	1	1	1	1	No	No						PUD	xxx	xxx	xxx	Investor	Purchase						Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:			No	Alternative	QC Complete	05/18/2022
xxx	xxx	675484		xxx	xxx	Not Covered/Exempt	1	1	1	1	1	No	No						PUD	xxx	xxx	xxx	Investor	Purchase						Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:			No	Alternative	QC Complete	05/23/2022
xxx	xxx	200447	xxx	xxx	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   AVM Variance is -65.594%  FSD is 0.16 Appraised Value: xxx, However additional valuation is missing in this Package.CDA to be ordered

																05/27/2022 - Received CDA. Hence, condition is resolved.			Single Family	xxx	xxx	xxx	Investor	Refinance	xxx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				DSCR	QC Complete	05/16/2022
xxx	xxx	102573	xxx	xxx	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   CU scores are not present in the file . AVM to be ordered

5/23/2022 - Received AVM and condition is resolved.

*** (CURED) Cash reserves less than required by guidelines - EV R
COMMENT:   Short of assets for reserve requirement xxx. Verified assets in the file is xxx and Funds to close xxx. Assets after closing xxx and reserve requirement xxx

																07/27/2022 - As per uploaded credit memo, for business purpose/DSCR loans, verification of the seasoning of funds to close is not required on loans of xxx LTV and below. Hence, exception is resolved.			Manufactured Housing	xxx	xxx	xxx	Investor	Purchase	xxx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	05/17/2022
xxx	xxx	167892	xxx	xxx	Non-QM/Compliant	4	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   Confidence score is 0.26 which is exceeding 0.13 threshold limit. CDA to be ordered

05/27/2022 - Received CDA. Hence, condition is resolved.

*** (CURED) Credit score does not meet guidelines - EV R
COMMENT:   In the file we have 2 repositories scores. As per guideline all 3 credit bureaus scores are required

07/27/2022 - As Per Guidelines Sec 4.6, 2nd bullet point, if only two scores are reporting then we will grade off the lower score. xxx does have a provision to take reports with only two scores. Hence, exception is resolved.

*** (CURED) Federal Higher Price Mortgage Loan - EV R
COMMENT:   12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

Higher-Priced Mortgage Loan Test: Charged :8.046%       Allowed   :6.240%    Over by  :+1.806%

																This loan is compliant with regulation 1026.35.			Single Family	xxx	xxx	xxx	Primary	Cash Out	xxx	3	xxx	4.13	xxx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xxx	30.973%		Alternative	QC Complete	03/26/2026
xxx	xxx	735199	xxx	xxx	Non-QM/Compliant	4	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   AVM to be ordered as both CU scores are missing.
Moreover, AVM has been ordered by xxx.

06/01/2022 - CDA Received. Hence, Condition resolved.

*** (CURED) Final Application Incomplete - EV R
COMMENT:   Assets not mentioned on final 1003, but Bank statement available in the package.

Cash From Borrower = xxx

08/08/2022 - This is the bank statement loan and we have bank statement available in the package. No other document is required. Hence, exception is resolved.

*** (CURED) Federal Higher Price Mortgage Loan - EV R
COMMENT:   12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

Higher-Priced Mortgage Loan Test: Charged 7.881%  Allowed 6.290%  Over By  +1.591%

This loan is compliant with regulation 1026.35.

*** (CURED) Reverification within 10 days is missing - EV R
COMMENT:   Provide Verbal verification of employment (VVOE) conducted by Funding Department within ten (10) calendar days prior to Closing in wet states or Signing in dry states.

																07/28/2022 - Borrower qualified under self employment bank statement program using bank statements; therefore no VVOE required. Hence, exception is resolved.			Low Rise Condo (1-4 Stories)	xxx	xxx	xxx	Primary	Purchase	xxx		xxx	4	xxx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		49.124%	No	Alternative	QC Complete	03/26/2026
xxx	xxx	686710		xxx	xxx	Not Covered/Exempt	1	1	1	1	1	No	No						PUD	xxx	xxx	xxx	Investor	Purchase	xxx		xxx	9.17	xxx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		27.822%	No	Alternative	QC Complete	05/25/2022
xxx	xxx	938432		xxx	xxx	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: CU risk score and LCA risk score is missing in file . AVM to be ordered 5/23/2022 - Received AVM and condition is resolved.			PUD	xxx	xxx	xxx	Investor	Purchase	xxx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			Yes	Alternative	QC Complete	05/13/2022
xxx	xxx	821873	xxx	xxx	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   CDA to be ordered. Received AVM the Variance is -17.674% which is more than threshold limit.

Moreover, CDA has been ordered by xxx.

																06/01/2022 - Desk Review Received. Hence, Condition Resolved.			Single Family	xxx	xxx	xxx	Investor	Purchase	xxx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:			Yes	Alternative	QC Complete	05/23/2022
xxx	xxx	166762		xxx	xxx	Not Covered/Exempt	2	1	1	1	1	No	No			*** (CURED) Required Documentation Missing or Incomplete - EV R COMMENT: LO not licensed in xxx citing this is an warning as we have exception approval form stating - LO is not licensed in xxx. Ok as one unit and NOO- LO does not need to be licensed. 08/08/2022 - This is not an exception to guidelines as licensing is not required. Hence, exception is resolved.			Low Rise Condo (1-4 Stories)	xxx	xxx	xxx	Investor	Purchase	xxx					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		32.119%	No	Alternative	QC Complete	03/26/2026
xxx	xxx	366543	xxx	xxx	Non-QM/Compliant	4	1	1	1	1	No	No	*** (CURED) Federal Higher Price Mortgage Loan - EV R
COMMENT:   12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z

Higher-Priced Mortgage Loan Test: Charged 7.334%  Allowed 6.240% Over by +1.094%

This loan is compliant with regulation 1026.35.

*** (CURED) Missing Initial Closing Disclosure - EV R
COMMENT:   Initial Closing Disclosure is missing in the loan package. Kindly provide Initial Closing Disclosure.

Resolved 7/27/2022 : Received Initial Closing Disclosure and updated, hence condition cleared.

*** (CURED) State Higher Price Mortgage Loan - EV R
COMMENT:   (xxx AB 260, xxx Financial Code Division 1.94995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the xxx Financial Code.

xxx AB 260 Higher-Priced Mortgage Loan Test: Charged 7.334% Allowed 6.240% Over by +1.094%

																This loan is compliant with regulation xxx AB 260, xxx Financial Code Division 1.94995(a)			Single Family	xxx	xxx	xxx	Primary	Purchase	xxx		xxx	14	xxx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:		23.962%	Yes	Alternative	QC Complete	03/26/2026